Shareholders' Equity - Schedule of Expenses Recognized Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses Recognized Financial Statements [Line Items]
Expenses recognized		$ 362	$ 261	$ 263
Research and development [Member]
Schedule of Expenses Recognized Financial Statements [Line Items]
Expenses recognized		75	83	137
General and administrative [Member]
Schedule of Expenses Recognized Financial Statements [Line Items]
Expenses recognized	[1]	$ 287	$ 178	$ 126

[1]	Including $112 share based compensation for services provided in 2024, refer to note 9(b)(4).